Taxation - Reconciliation of Total Tax (Benefits)/ Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ (3,736)	$ (11,886)	$ (10,384)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	787	788	485
Non-deductible expenses	101	228	245
Effect of Super Deduction	(733)	(1,920)	(881)
Effect of tax holidays and tax concessions	(197)	3,856	3,776
Change in valuation allowance of deferred tax assets	4,704	13,180	6,720
Effect on deferred tax assets due to change in tax rates			(167)
Expiration of tax loss	84	400	562
Others	139	30	(445)
Income tax (benefits)/expenses	$ 1,149	$ 4,676	$ (89)